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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_] Amendment No.: _________________________

This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylock XI GP Limited Partnership
Address: One Brattle Square, 4th Floor
         Cambridge, MA 02138



Form 13F File Number: 028-13227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Donald A. Sullivan
Title:   Administrative Partner
Phone:   (781) 622-2200


Signature, place and date of signing:

/s/ Donald A. Sullivan    Cambridge, MA    April 3, 2013
------------------------  ---------------  --------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $1,271,710 (in thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.     13F File Number             Name

COLUMN 1                       COLUMN 2    COLUMN 3    COLUMN 4     COLUMN 5              COLUMN 6 COLUMN 7
--------                    -------------- --------- ------------- ----------             -------- --------

                                                                     SH/PRN          PUT/ INVSTMT   OTHER
ISSUER                      TITLE OF CLASS  CUSIP    VALUE (x1000)   AMOUNT   SH/PRN CALL DISCRTN    MGRS
------                      -------------- --------- ------------- ---------- ------ ---- -------- --------
AVEO PHARMACEUTICALS, INC.       COM       053588109  $    4,292      584,004   SH          Sole
PALO ALTO NETWORKS, INC.         COM       697435105  $  424,843    7,506,061   SH          Sole
WORKDAY, INC.                    COM       98138H101  $  842,575   13,671,521   SH          Sole

                                              Total:  $1,271,710

COLUMN 1                           COLUMN 8
--------                    ----------------------
                               VOTING AUTHORITY
                            ----------------------
ISSUER                         SOLE    SHARED NONE
------                      ---------- ------ ----
AVEO PHARMACEUTICALS, INC.     584,004   0     0
PALO ALTO NETWORKS, INC.     7,506,061   0     0
WORKDAY, INC.               13,671,521   0     0

